Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments And Risk Management
Financial Instruments and Risk Management
Mylan is exposed to certain financial risks relating to its ongoing business operations. The primary financial risks that are managed by using derivative instruments are foreign currency risk, interest rate risk and equity risk.

Foreign Currency Risk Management
In order to manage foreign currency risk, Mylan enters into foreign exchange forward contracts to mitigate risk associated with changes in spot exchange rates of mainly non-functional currency denominated assets or liabilities. The foreign exchange forward contracts are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any gains or losses on the foreign exchange forward contracts are recognized in earnings in the period incurred in the Consolidated Statements of Operations.

The Company has also entered into forward contracts to hedge forecasted foreign currency denominated sales from certain international subsidiaries. These contracts are designated as cash flow hedges to manage foreign currency transaction risk and are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any changes in fair value are included in earnings or deferred through accumulated other comprehensive earnings (“AOCE”), depending on the nature and effectiveness of the offset.

Interest Rate Risk Management
The Company enters into interest rate swaps in order to manage interest rate risk associated with the Company’s fixed- and floating-rate debt. These derivative instruments are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets.

The Company’s interest rate swaps designated as cash flow hedges fix the interest rate on a portion of the Company’s variable-rate debt or hedge part of the Company’s interest rate exposure associated with the variability in the future cash flows attributable to changes in interest rates. Any changes in fair value are included in earnings or deferred through AOCE, depending on the nature and effectiveness of the offset. Any ineffectiveness in a cash flow hedging relationship is recognized immediately in earnings in the Consolidated Statements of Operations. In conjunction with a senior notes offering during the second quarter of 2013 and the related repayment of the Company’s variable-rate 2011 Term Loans (the “2011 Term Loans”) (see Note 7), the Company terminated all existing interest rate swaps that had previously fixed the interest rate on a portion of the Company’s variable-rate 2011 Term Loans. As a result, during the year ended December 31, 2013, approximately $0.8 million that had previously been classified in AOCE was recognized into other expense (income), net, as the forecasted transaction was no longer probable of occurring. In addition, $750 million of floating-rate debt interest rate swaps that were extended through forward-starting swaps were terminated during the year ended December 31, 2013 in the transaction described above. There were no interest rate swaps on floating-rate debt as of December 31, 2014 or December 31, 2013.

In anticipation of issuing fixed-rate debt, the Company may use treasury rate locks or forward starting interest rate swaps that are designated as cash flow hedges. During the first and third quarters of 2013, the Company entered into a series of forward starting swaps to hedge against changes in interest rates that could impact the Company’s expected financing of the acquisition of Agila. These interest rate swaps were designated as cash flow hedges of expected future interest payments. In February 2013, the Company executed interest rate swaps with a notional value of $1.07 billion. In September 2013, the terms of these swaps were extended to an effective date in November 2013 and the Company executed an additional $930 million of notional value of interest rate swaps with an effective date in November 2013. In November 2013 all of the swaps were terminated in conjunction with the completion of the financing of the Agila acquisition. A gain of $41.2 million was recorded in AOCE, which is being amortized over the term of the related financing transactions. In addition, $0.8 million of hedge ineffectiveness was recorded in other expense (income), net.

In April 2013, the Company entered into a series of forward starting swaps to hedge against changes in interest rates that could impact future debt issuances. These swaps are designated as cash flow hedges of expected future interest payments related to these issuances. The Company executed $1.80 billion of notional value swaps with effective dates ranging from December 2014 to August 2015. These swaps have maturities of ten years.

In August 2014, the Company entered into a series of forward starting swaps to hedge against changes in interest rates that could impact future debt issuances. These swaps are designed as cash flow hedges of expected future issuances of long-term bonds. The Company executed $575 million of notional value swaps with an effective date of September 2015. These swaps have a maturity of ten years.
In December 2014, the Company terminated certain forward starting swaps designated as cash flow hedges of expected future issuances of long-term bonds. As a result of this termination, the Company has recognized a loss of approximately $14.6 million during the year ended December 31, 2014.

The Company's interest rate swaps designated as fair value hedges convert the fixed rate on a portion of the Company's fixed-rate senior notes to a variable rate. These interest rate swaps designated as fair value hedges are measured at fair value and reported as assets or current liabilities in the Consolidated Balance Sheets. Any changes in the fair value of these derivative instruments, as well as the offsetting change in fair value of the portion of the fixed-rate debt being hedged, is included in interest expense. In June 2013, the Company entered into interest rate swaps with a notional value of $500 million that were designated as hedges of the Company’s 1.800% Senior Notes due 2016. In December 2013, the Company entered into interest rate swaps with a notional value of $750 million that were designated as hedges of the Company’s 3.125% Senior Notes due 2023. The variable rate was 0.57% at December 31, 2014. The total notional amount of the Company’s interest rate swaps on fixed-rate debt was $750 million and $1.8 billion as of December 31, 2014 and 2013, respectively.

In October 2014, the Company terminated certain fair value swaps that had previously fixed the interest rate on its 1.800% Senior Notes due 2016. As a result, during the year ended December 31, 2014, the Company recognized a gain of approximately $0.4 million. This amount will be amortized to earnings over the remaining life of the 1.350% Senior Notes due 2016.

In November 2014, in conjunction with the redemption of the Company’s 6.000% Senior Notes due 2018, the Company’s counterparties exercised their right to terminate certain swaps that had been designated as a fair value hedge on a portion of the Company’s 6.000% Senior Notes due 2018. As a result, during the year ended December 31, 2014, the Company received a payment of approximately $15 million related to the swap termination, which was recognized into other expense (income), net.

Certain derivative instrument contracts entered into by the Company are governed by Master Agreements, which contain credit-risk-related contingent features that would allow the counterparties to terminate the contracts early and request immediate payment should the Company trigger an event of default on other specified borrowings. The aggregate fair value of all such contracts that are in a liability position at December 31, 2014 is $19.6 million. The Company is not subject to any obligations to post collateral under derivative instrument contracts.

The Company maintains significant credit exposure arising from the convertible note hedge on its Cash Convertible Notes. In connection with the consummation of the Transaction, the Company and New Mylan executed a supplemental indenture that amended the indenture governing the Cash Convertible Notes so that, among other things, all relevant determinations for purposes of the cash conversion rights to which holders may be entitled from time-to-time in accordance with such indenture shall be made by reference to the New Mylan ordinary shares. As adjusted in connection with the consummation of the Transaction, holders may convert their Cash Convertible Notes subject to certain conversion provisions determined by a) the market price of New Mylan’s ordinary shares, b) specified distributions to common shareholders, c) a fundamental change, as defined in the indenture governing the Cash Convertible Notes, or d) certain time periods specified in the indenture governing the Cash Convertible Notes. The conversion feature can only be settled in cash and, therefore, it is bifurcated from the Cash Convertible Notes and treated as a separate derivative instrument. In order to offset the cash flow risk associated with the cash conversion feature, the Company entered into a convertible note hedge with certain counterparties. In connection with the consummation of the Transaction, the terms of the convertible note hedge were adjusted so that the cash settlement value will be based on New Mylan ordinary shares. Both the cash conversion feature and the purchased convertible note hedge are measured at fair value with gains and losses recorded in the Company’s Consolidated Statements of Operations. Also, in conjunction with the issuance of the Cash Convertible Notes, the Company entered into several warrant transactions with certain counterparties. In connection with the consummation of the Transaction, the terms of the warrants were also adjusted so that, from and after the consummation of the Transaction, we may settle the obligations under the warrant transaction by delivering New Mylan ordinary shares. The warrants meet the definition of derivatives; however, because these instruments have been determined to be indexed to the Company’s own stock, and have been recorded in shareholders’ equity in the Company’s Consolidated Balance Sheets, the instruments are exempt from the scope of U.S. GAAP guidance regarding accounting for derivative instruments and hedging activities and are not subject to the fair value provisions set forth therein.

At December 31, 2014, the convertible note hedge had a total fair value of $1.85 billion, which reflects the maximum loss that would be incurred should the parties fail to perform according to the terms of the contract. The counterparties are highly rated diversified financial institutions with both commercial and investment banking operations. The counterparties are required to post collateral against this obligation should they be downgraded below thresholds specified in the contract. Eligible collateral is comprised of a wide range of financial securities with a valuation discount percentage reflecting the associated risk.

The Company regularly reviews the creditworthiness of its financial counterparties and does not expect to incur a significant loss from failure of any counterparties to perform under any agreements.

The Company records all derivative instruments on a gross basis in the Consolidated Balance Sheets. Accordingly, there are no offsetting amounts that net assets against liabilities. The asset and liability balances presented in the tables below reflect the gross amounts of derivatives recorded in the Company’s Consolidated Financial Statements.

Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$30.4	Prepaid expenses and other current assets	$90.3
Foreign currency forward contracts	Prepaid expenses and other current assets	12.9	Prepaid expenses and other current assets	—
Interest rate swaps	Other assets	—	Other assets	93.1
Total		$43.3		$183.4

	Liability Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$49.9	Other current liabilities	$15.8
Foreign currency forward contracts	Other current liabilities	—	Other current liabilities	53.1
Total		$49.9		$68.9

Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$5.5	Prepaid expenses and other current assets	$6.4
Purchased cash convertible note hedge	Prepaid expenses and other current assets	1,853.5	Other assets	1,303.0
Total		$1,859.0		$1,309.4

	Liability Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$2.3	Other current liabilities	$5.4
Cash conversion feature of Cash Convertible Notes	Current portion of long-term debt and other long-term obligations	1,853.5	Long-term debt	1,303.0
Total		$1,855.8		$1,308.4

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In millions)		2014	2013	2012
Interest rate swaps	Interest expense	$35.6	$(17.9)	$19.6
Total		$35.6	$(17.9)	$19.6

	Location of (Loss) or Gain Recognized in Earnings on Hedged Items	Amount of (Loss) or Gain Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In millions)		2014	2013	2012
2016 Senior Notes (1.800% coupon)	Interest expense	$(0.9)	$0.4	$—
2018 Senior Notes (6.000% coupon)	Interest expense	4.6	17.1	(6.8)
2018 Senior Notes (6.000% coupon)	Other expense (income), net	(15.0)	—	—
2023 Senior Notes (3.125% coupon)	Interest expense	(45.7)	15.4	—
Total		$(27.0)	$32.9	$(6.8)

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In millions)	2014	2013	2012
Foreign currency forward contracts	$(26.8)	$(83.8)	$(25.5)
Interest rate swaps	(135.1)	136.6	(8.2)
Total	$(161.9)	$52.8	$(33.7)

	Location of Loss Reclassified from AOCE into Earnings (Effective Portion)	Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Net sales	$(47.9)	$(60.5)	$(44.2)
Interest rate swaps	Interest expense	(0.6)	(1.5)	(2.4)
Interest rate swaps	Other expense (income), net	—	(0.8)	—
Total		$(48.5)	$(62.8)	$(46.6)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Other expense (income), net	$82.3	$61.6	$58.0
Total		$82.3	$61.6	$58.0

At December 31, 2014, the Company expects that approximately $29 million of pre-tax net losses on cash flow hedges will be reclassified from AOCE into earnings during the next twelve months.

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Other expense (income), net	$(78.3)	$2.2	$(8.4)
Cash conversion feature of Cash Convertible Notes	Other expense (income), net	(550.2)	(667.0)	(176.3)
Purchased cash convertible note hedge	Other expense (income), net	550.2	667.0	176.3
Total		$(78.3)	$2.2	$(8.4)

Fair Value Measurement
Fair value is based on the price that would be received from the sale of an identical asset or paid to transfer an identical liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considers counterparty credit risk in its assessment of fair value.

Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2014
(In millions)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$122.2	$—	$—	$122.2
Total cash equivalents	122.2	—	—	122.2
Trading securities:
Equity securities — exchange traded funds	20.2	—	—	20.2
Total trading securities	20.2	—	—	20.2
Available-for-sale fixed income investments:
U.S. Treasuries	—	0.6	—	0.6
Corporate bonds	—	12.0	—	12.0
Agency mortgage-backed securities	—	13.3	—	13.3
Other	—	2.2	—	2.2
Total available-for-sale fixed income investments	—	28.1	—	28.1
Available-for-sale equity securities:
Biosciences industry	0.1	—	—	0.1
Total available-for-sale equity securities	0.1	—	—	0.1
Foreign exchange derivative assets	—	18.4	—	18.4
Interest rate swap derivative assets	—	30.4	—	30.4
Purchased cash convertible note hedge	—	1,853.5	—	1,853.5
Total assets at recurring fair value measurement	$142.5	$1,930.4	$—	$2,072.9
Financial Liabilities
Foreign exchange derivative liabilities	$—	$2.3	$—	$2.3
Interest rate swap derivative liabilities	—	49.9	—	49.9
Cash conversion feature of Cash Convertible Notes	—	1,853.5	—	1,853.5
Contingent consideration	—	—	470.0	470.0
Total liabilities at recurring fair value measurement	$—	$1,905.7	$470.0	$2,375.7

	December 31, 2013
(In millions)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$—	$—	$—	$—
Total cash equivalents	—	—	—	—
Trading securities:
Equity securities — exchange traded funds	16.6	—	—	16.6
Total trading securities	16.6	—	—	16.6
Available-for-sale fixed income investments:
U.S. Treasuries	—	12.8	—	12.8
Corporate bonds	—	10.7	—	10.7
Agency mortgage-backed securities	—	0.7	—	0.7
Other	—	2.6	—	2.6
Total available-for-sale fixed income investments	—	26.8	—	26.8
Available-for-sale equity securities:
Biosciences industry	0.2	—	—	0.2
Total available-for-sale equity securities	0.2	—	—	0.2
Foreign exchange derivative assets	—	6.4	—	6.4
Interest rate swap derivative assets	—	183.4	—	183.4
Purchased cash convertible note hedge	—	1,303.0	—	1,303.0
Total assets at recurring fair value measurement	$16.8	$1,519.6	$—	$1,536.4
Financial Liabilities
Foreign exchange derivative liabilities	$—	$58.5	$—	$58.5
Interest rate swap derivative liabilities	—	15.8	—	15.8
Cash conversion feature of Cash Convertible Notes	—	1,303.0	—	1,303.0
Contingent consideration	—	—	664.6	664.6
Total liabilities at recurring fair value measurement	$—	$1,377.3	$664.6	$2,041.9

For financial assets and liabilities that utilize Level 2 inputs, the Company utilizes both direct and indirect observable price quotes, including the LIBOR yield curve, foreign exchange forward prices, and bank price quotes. For the years ended December 31, 2014 and 2013, there were no transfers between Level 1 and 2 of the fair value hierarchy. Below is a summary of valuation techniques for Level 1 and Level 2 financial assets and liabilities:

•	Cash equivalents — valued at observable net asset value prices.

•	Trading securities — valued at the active quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale fixed income investments — valued at the quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale equity securities — valued using quoted stock prices from the London Exchange at the reporting date and translated to U.S. Dollars at prevailing spot exchange rates.

•	Interest rate swap derivative assets and liabilities — valued using the LIBOR/EURIBOR yield curves at the reporting date. Counterparties to these contracts are highly rated financial institutions.

•
Foreign exchange derivative assets and liabilities — valued using quoted forward foreign exchange prices at the reporting date. Counterparties to these contracts are highly rated financial institutions.

•
Cash conversion feature of cash convertible notes and purchased convertible note hedge — valued using quoted prices for the Company’s cash convertible notes, its implied volatility and the quoted yield on the Company’s other long-term debt at the reporting date. Counterparties to the purchased convertible note hedge are highly rated financial institutions.

The fair value measurement of contingent consideration is determined using Level 3 inputs. The Company’s contingent consideration represents a component of the total purchase consideration for the respiratory delivery platform, the Agila acquisition and certain other acquisitions. The measurement is calculated using unobservable inputs based on the Company’s own assumptions. For the respiratory platform and certain other acquisitions, significant unobservable inputs in the valuation include the probability and timing of future development and commercial milestones and future profit sharing payments. A discounted cash flow method was used to value contingent consideration at December 31, 2014 and 2013, which was calculated as the present value of the estimated future net cash flows using a market rate of return. Discount rates ranging from 0.8% to 11.3% were utilized in the valuation. For the Agila acquisition, significant unobservable inputs in the valuation include the probability of future payments to the seller of amounts withheld at the closing date. Significant changes in unobservable inputs could result in material changes to the contingent consideration liability. During the third quarter of 2014, the Company entered into an agreement with Strides Arcolab to settle a portion of the contingent consideration for $150 million, for which the Company accrued $230 million at the acquisition date. As a result of this agreement, the Company recognized a gain of $80 million during the year ended December 31, 2014, which is included in other operating (income) expense, net in the Consolidated Statements of Operations. During the years ended December 31, 2014 and 2013, accretion of $35.3 million and $32.3 million, respectively, was recorded in interest expense. A fair value adjustment to increase the liability of approximately $3.1 million during the year ended December 31, 2013, was recorded as a component of selling, general and administrative expense.

Although the Company has not elected the fair value option for financial assets and liabilities, any future transacted financial asset or liability will be evaluated for the fair value election.

Available-for-Sale Securities
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2014
Debt securities	$27.7	$0.4	$—	$28.1
Equity securities	—	0.1	—	0.1
	$27.7	$0.5	$—	$28.2
December 31, 2013
Debt securities	$26.5	$0.3	$—	$26.8
Equity securities	—	0.2	—	0.2
	$26.5	$0.5	$—	$27.0

Maturities of available-for-sale debt securities at fair value as of December 31, 2014, were as follows:

(In millions)
Mature within one year	$2.5
Mature in one to five years	18.6
Mature in five years and later	7.0
$28.1